John Hancock Bond Trust

John Hancock California Tax-Free Income Fund

John Hancock Municipal Securities Trust

John Hancock Sovereign Bond Fund

John Hancock Strategic Series

John Hancock Tax-Exempt Series Fund

(each a “Trust”)

Supplement dated March 17, 2014 to the current Statement of Additional Information, as supplemented

In the “Sales Compensation” section, the “First Year Brokerage or Other Selling Firms Compensation” table is hereby revised and restated to add the additional sections below. The current information for “Class B investments” and “Class C investments” continues to apply to funds other than Tax-Free Funds.

	Investor pays sales charge (% of offering price)	Selling Firm receives commission	Selling Firm receives Rule 12b-1 service fee	Total Selling Firm compensation

Class B investments (Tax-Free Funds)

All amounts	--	3.75%	0.15%	3.90%

Class C investments (Tax-Free Funds)

All amounts	--	0.75%	0.15%	0.90%

You should read this Supplement in conjunction with the Statement of Additional Information and retain it for future reference.